EMPLOYEE BENEFIT PLANS (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
2008 Stock Incentive Plan
EMPLOYEE BENEFIT PLANS
Shares available under the plan	21,000,000
Stock Options
EMPLOYEE BENEFIT PLANS
Expiration period from the date of grant (in years)	P10Y
Portion of awards vesting on each of the first three anniversary dates of the grant (as a percent)	33.00%
Vesting period (in years)	3 years
Information pertaining to the awards on the basis of grant date
Awards granted (in shares)	0	964,008	22,146,180
Exercise Price Per Share (in dollars per share)		$ 5.03	$ 1.17
Stock Options | Grant date, February 25, 2010
EMPLOYEE BENEFIT PLANS
Stock-based compensation costs, pretax	$ 1
Information pertaining to the awards on the basis of grant date
Awards granted (in shares)	960,000
Exercise Price Per Share (in dollars per share)	$ 5.03
Fair Value Per Share at Grant Date (in dollars per share)	$ 2.89
Stock Based Compensation Expense	1
Stock Options | Grant date, February 26, 2009
EMPLOYEE BENEFIT PLANS
Stock-based compensation costs, pretax	3
Information pertaining to the awards on the basis of grant date
Awards granted (in shares)	11,191,000
Exercise Price Per Share (in dollars per share)	$ 1.14
Fair Value Per Share at Grant Date (in dollars per share)	$ 0.71
Stock Based Compensation Expense	3
Stock Options | Grant date, February 26, 2009
EMPLOYEE BENEFIT PLANS
Stock-based compensation costs, pretax	1
Information pertaining to the awards on the basis of grant date
Awards granted (in shares)	7,985,000
Exercise Price Per Share (in dollars per share)	$ 1.14
Fair Value Per Share at Grant Date (in dollars per share)	$ 0.61
Stock Based Compensation Expense	1
Stock Options | Grant date, March 6, 2008
EMPLOYEE BENEFIT PLANS
Stock-based compensation costs, pretax	1
Information pertaining to the awards on the basis of grant date
Awards granted (in shares)	2,563,000
Exercise Price Per Share (in dollars per share)	$ 4.94
Fair Value Per Share at Grant Date (in dollars per share)	$ 2.43
Stock Based Compensation Expense	1
Restricted Stock Units
EMPLOYEE BENEFIT PLANS
Contractual right to receive shares of common stock for a stock based award (in shares)	1
Portion of awards vesting on each of the first three anniversary dates of the grant (as a percent)	33.00%
Vesting period (in years)	3 years
Information pertaining to the awards on the basis of grant date
Awards granted (in shares)	4,553,399	5,139,299	542,324
Fair Value Per Share at Grant Date (in dollars per share)	$ 6.76	$ 5.03	$ 2.35
Restricted Stock Units | Grant date, February 25, 2010
EMPLOYEE BENEFIT PLANS
Stock-based compensation costs, pretax	7
Information pertaining to the awards on the basis of grant date
Stock Based Compensation Expense	7
Awards granted (in shares)	4,327,000
Fair Value Per Share at Grant Date (in dollars per share)	$ 5.03
Restricted Stock Units | Grant date, March 6, 2008
EMPLOYEE BENEFIT PLANS
Stock-based compensation costs, pretax	2
Information pertaining to the awards on the basis of grant date
Stock Based Compensation Expense	2
Awards granted (in shares)	2,657,000
Fair Value Per Share at Grant Date (in dollars per share)	$ 4.94
Restricted Stock Units | Grant Date, November 4, 2011
EMPLOYEE BENEFIT PLANS
Stock-based compensation costs, pretax	1
Information pertaining to the awards on the basis of grant date
Stock Based Compensation Expense	1
Awards granted (in shares)	268,000
Fair Value Per Share at Grant Date (in dollars per share)	$ 4.86
Restricted Stock Units | Grant Date, February 23, 2011
EMPLOYEE BENEFIT PLANS
Stock-based compensation costs, pretax	7
Information pertaining to the awards on the basis of grant date
Stock Based Compensation Expense	7
Awards granted (in shares)	3,864,000
Fair Value Per Share at Grant Date (in dollars per share)	$ 6.90
Restricted Stock Units | Grant date, Other grants
EMPLOYEE BENEFIT PLANS
Stock-based compensation costs, pretax	2
Information pertaining to the awards on the basis of grant date
Stock Based Compensation Expense	2
Continuing operations
EMPLOYEE BENEFIT PLANS
Stock-based compensation costs, pretax	25	22	23
Stock-based compensation costs, after tax	15	14	14
Information pertaining to the awards on the basis of grant date
Stock Based Compensation Expense	$ 25	$ 22	$ 23